Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Downstream
Gross Sales	$ 14,053	$ 14,748	$ 41,198	$ 43,999
Upstream
Upstream
Crude Oil	5,126	5,373	15,217	16,383
Natural Gas and Other	456	411	1,516	1,402
NGLs	192	268	1,248	805
Downstream
Crude Oil	5,126	5,373	15,217	16,383
Gross Sales	5,774	6,052	17,981	18,590
Upstream | Oil Sands
Upstream
Crude Oil	4,954	5,269	14,718	15,963
Natural Gas and Other	80	83	244	263
NGLs	143	104	912	299
Downstream
Crude Oil	4,954	5,269	14,718	15,963
Gross Sales	5,177	5,456	15,874	16,525
Upstream | Conventional
Upstream
Crude Oil	47	33	156	157
Natural Gas and Other	142	107	609	453
NGLs	23	85	171	256
Downstream
Crude Oil	47	33	156	157
Gross Sales	212	225	936	866
Upstream | Offshore
Upstream
Crude Oil	125	71	343	263
Natural Gas and Other	234	221	663	686
NGLs	26	79	165	250
Downstream
Crude Oil	125	71	343	263
Gross Sales	385	371	1,171	1,199
Downstream
Upstream
Crude Oil	408	588	1,214	1,323
Downstream
Gasoline	3,463	3,641	9,887	10,976
Distillates	3,158	2,999	8,667	9,292
Crude Oil	408	588	1,214	1,323
Asphalt	518	530	1,153	1,186
Other Products and Services	732	938	2,296	2,632
Gross Sales	8,279	8,696	23,217	25,409
Downstream | Canadian Refining
Upstream
Crude Oil	408	588	1,214	1,323
Downstream
Gasoline	70	128	181	363
Distillates	366	395	1,068	1,143
Crude Oil	408	588	1,214	1,323
Asphalt	197	208	397	433
Other Products and Services	157	163	399	420
Gross Sales	1,198	1,482	3,259	3,682
Downstream | U.S. Refining
Upstream
Crude Oil	0	0	0	0
Downstream
Gasoline	3,393	3,513	9,706	10,613
Distillates	2,792	2,604	7,599	8,149
Crude Oil	0	0	0	0
Asphalt	321	322	756	753
Other Products and Services	575	775	1,897	2,212
Gross Sales	$ 7,081	$ 7,214	$ 19,958	$ 21,727